UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611

Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite N-611

Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

July 31, 2013 (unaudited)

	Shares	Value

Investment Companies — 87.9%

Aggregate Bond Funds — 19.9%
iShares Core Total US Bond Market ETF	370,220	$ 39,728,308
SPDR Barclays Aggregate Bond ETF(a)	31,424	1,783,627
Vanguard Total Bond Market ETF	564,659	45,748,672

Total Aggregate Bond Funds		87,260,607

Commodity Funds — 2.1%
iShares Silver Trust*	24,811	474,386
PowerShares DB Commodity Index Tracking Fund*	330,150	8,560,790

Total Commodity Funds		9,035,176

Corporate Bond Funds — 15.1%
iShares Credit Bond ETF	20,698	2,234,142
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	314,674	36,036,466
PowerShares Senior Loan Portfolio(a)	1,123,623	28,034,394

Total Corporate Bond Funds		66,305,002

Currency Funds — 0.6%
CurrencyShares Japanese Yen Trust*(a)	5,334	533,026
WisdomTree Emerging Currency Fund*(a)	110,576	2,235,847

Total Currency Funds		2,768,873

Currency Harvest Fund — 1.3%
PowerShares DB G10 Currency Harvest Fund*(a)	221,588	5,621,688

Emerging Equity Funds — 2.1%
iShares MSCI Emerging Markets ETF	98,173	3,825,802
Vanguard FTSE Emerging Markets ETF	139,128	5,437,122

Total Emerging Equity Funds		9,262,924

Equity Funds — 8.7%
iShares MSCI EAFE ETF	472,634	28,532,914
Vanguard FTSE Developed Markets ETF	253,306	9,486,310

Total Equity Funds		38,019,224

International Bond Funds — 1.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	32,327	3,533,341
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	57,519	1,573,720

Total International Bond Funds		5,107,061

Real Estate Fund — 0.2%
SPDR Dow Jones International Real Estate ETF(a)	26,007	1,053,544

Short-Term Treasury Bond Funds — 10.9%
iShares 1-3 Year Treasury Bond ETF	172,866	14,586,433
iShares Short Treasury Bond ETF	75,731	8,349,343
SPDR Barclays 1-3 Month T-Bill ETF*(a)	61,042	2,795,723

	Shares	Value

Investment Companies (continued)

Short-Term Treasury Bond Funds (continued)
Vanguard Short-Term Bond ETF(a)	273,033	$ 21,932,741

Total Short-Term Treasury Bond Funds		47,664,240

Treasury Inflation-Protected Securities Bond Fund— 5.2%
iShares TIPS Bond ETF	201,593	22,753,802

U.S. Large Cap Equity Funds — 17.5%
iShares Russell 1000 Growth ETF	821,404	62,812,764
SPDR S&P 500 ETF Trust	82,437	13,903,824

Total U.S. Large Cap Equity Funds		76,716,588

U.S. Small Cap Equity Fund — 3.1%
iShares Russell 2000 ETF(a)	131,153	13,596,631

Total Investment Companies — 87.9%
(Cost $384,315,817)		385,165,360

Short-Term Investment — 9.5%

Money Market Fund — 9.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $41,715,084)	41,715,084	41,715,084

Investment of Cash Collateral For Securities Loaned — 17.7%

Money Market Fund —17.7%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $77,623,722)	77,623,722	77,623,722

Total Investments — 115.1%
(Cost $503,654,623)		$ 504,504,166
Liabilities in Excess of Other Assets — (15.1)%(d)		(66,212,587)
Net Assets — 100.0%		$ 438,291,579

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $75,960,450; total market value of collateral held by the Fund was $77,623,722.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2013 (unaudited)

Open futures contracts outstanding at July 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation
E-Mini Future Euro FX Future	Morgan Stanley	September 2013	(171)	$(14,259,223)	$(14,256,056)	$3,167
Gold 100 Oz Future	Morgan Stanley	December 2013	(44)	(5,849,904)	(5,777,200)	72,704
						$75,871

Cash posted as collateral to the broker for futures contracts was $565,750 at July 31, 2013.

Total return swap contracts outstanding at July 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Depreciation[1]
iPath S&P 500 VIX Mid-Term Futures ETN	(2.75)%	4/14/2014	$(958,481)	$—
iShares U.S. Real Estate ETF	(0.70)%	4/14/2014	(16,491,914)	—
SPDR Barclays Convertible Securities ETF	0.59%	4/14/2014	36,405,125	—
				$—

Cash posted as collateral to the broker for swap contracts was $9,122,662 at July 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to,

the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1  Reflects a reset date of July 31, 2013.

Schedules of Investments — IQ Hedge Macro Tracker ETF

July 31, 2013 (unaudited)

	Shares	Value

Investment Companies — 98.9%

Commodity Fund — 2.3%
PowerShares DB Gold Fund*(a)	17,145	$ 764,838

Corporate Bond Funds — 17.0%
iShares Credit Bond ETF	3,116	336,341
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	47,365	5,424,240

Total Corporate Bond Funds		5,760,581

Currency Fund — 6.9%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	95,977	2,346,638

Currency Harvest Funds — 10.7%
CurrencyShares Euro Trust*(a)	26,557	3,498,619
PowerShares DB G10 Currency Harvest Fund*	5,134	130,250

Total Currency Harvest Funds		3,628,869

Debt Fund — 9.3%
WisdomTree Emerging Markets Local Debt Fund(a)	66,261	3,152,036

Emerging Equity Funds — 8.5%
iShares MSCI Emerging Markets ETF	6,909	269,244
SPDR S&P Emerging Markets SmallCap ETF	50,094	2,236,196
Vanguard FTSE Emerging Markets ETF	9,791	382,632

Total Emerging Equity Funds		2,888,072

International Bond Funds — 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	3,190	348,667
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	5,675	155,268

Total International Bond Funds		503,935

Short-Term Treasury Bond Funds — 30.2%
iShares 1-3 Year Treasury Bond ETF	37,028	3,124,422
iShares Short Treasury Bond ETF(a)	16,221	1,788,365
SPDR Barclays 1-3 Month T-Bill ETF*(a)	13,075	598,835
Vanguard Short-Term Bond ETF(a)	58,484	4,698,020

Total Short-Term Treasury Bond Funds		10,209,642

U.S. Small Cap Equity Fund — 12.5%
iShares Russell 2000 ETF(a)	40,775	4,227,144

Total Investment Companies — 98.9%
(Cost $34,149,107)		33,481,755

Short-Term Investment — 0.9%

Money Market Fund — 0.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $298,389)	298,389	298,389

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 33.0%

Money Market Fund —33.0%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $11,184,687)	11,184,687	$ 11,184,687

Total Investments — 132.8%
(Cost $45,632,183)		$ 44,964,831
Liabilities in Excess of Other Assets — (32.8)%(d)		(11,115,885)
Net Assets — 100.0%		$ 33,848,946

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,931,945; total market value of collateral held by the Fund was $11,184,687.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF - Exchange Traded Fund

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2013 (unaudited)

Open futures contracts outstanding at July 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)
Dow Jones UBS Commodity Index Future	Morgan Stanley	September 2013	(11)	$(138,759)	$(138,930)	$ (171)
E-Mini Future Japanese Yen FX Future	Morgan Stanley	September 2013	(1)	(61,869)	(63,944)	(2,075)
Silver Future	Morgan Stanley	September 2013	(1)	(109,993)	(98,140)	11,853
						$9,607

Cash posted as collateral to the broker for futures contracts was $16,850 at July 31, 2013.

Total return swap contract outstanding at July 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Depreciation[1]
Pro-Shares VIX Mid-Term ETF	0.59%	6/05/2014	$244,726	$ —

Cash posted as collateral to the broker for swap contracts was $113,760 at July 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1  Reflects a reset date of July 31, 2013.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

July 31, 2013 (unaudited)

	Shares	Value

Investment Companies — 92.0%

Aggregate Bond Funds — 14.8%
iShares Core Total US Bond Market ETF	11,875	$ 1,274,306
SPDR Barclays Aggregate Bond ETF(a)	1,008	57,214
Vanguard Total Bond Market ETF	18,111	1,467,353

Total Aggregate Bond Funds		2,798,873

Currency Harvest Fund — 0.5%
PowerShares DB G10 Currency Harvest Fund*(a)	4,146	105,184

Equity Funds — 17.8%
iShares MSCI EAFE ETF	41,877	2,528,115
Vanguard FTSE Developed Markets ETF	22,443	840,490

Total Equity Funds		3,368,605

Short-Term Treasury Bond Funds — 40.2%
iShares 1-3 Year Treasury Bond ETF	27,601	2,328,972
iShares Short Treasury Bond ETF(a)	12,091	1,333,033
SPDR Barclays 1-3 Month T-Bill ETF*	9,746	446,367
Vanguard Short-Term Bond ETF	43,594	3,501,906

Total Short-Term Treasury Bond Funds		7,610,278

Treasury Inflation-Protected Security Bond Fund— 15.8%
iShares TIPS Bond ETF	26,483	2,989,136

U.S. Small Cap Equity Fund — 2.9%
iShares Russell 2000 ETF(a)	5,346	554,220

Total Investment Companies — 92.0%
(Cost $17,655,124)		17,426,296

Short-Term Investment — 6.4%

Money Market Fund — 6.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $1,206,806)	1,206,806	1,206,806

Investment of Cash Collateral For Securities Loaned — 6.7%

Money Market Fund — 6.7%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $1,266,985)	1,266,985	1,266,985

Total Investments — 105.1%
(Cost $20,128,915)		$ 19,900,087
Liabilities in Excess of Other Assets — (5.1)%(d)		(973,105)
Net Assets — 100.0%		$ 18,926,982

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,238,771; total market value of collateral held by the Fund was $1,266,985.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures and swap contracts.
ETF	- Exchange Traded Fund

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2013 (unaudited)

Open futures contracts outstanding at July 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2013	Unrealized Depreciation
E-Mini Future Euro FX Future	Morgan Stanley	September 2013	(1)	$(80,201)	$ (83,369)	$ (3,168)
Mini MSCI Emerging Market Index Future	Morgan Stanley	September 2013	(21)	(970,945)	(985,740)	(14,795)
						$(17,963)

Cash posted as collateral to the broker for futures contracts was $45,350 at July 31, 2013.

Total return swap contract outstanding at July 31, 2013:

	Annual Financing Rate Received (Paid)
		Expiration Date	Notional Amount	Unrealized Depreciation[1]
Total Return Benchmark
SPDR Barclays Capital Convertible Securities ETF	0.58%	10/03/2014	$1,041,969	$ —

Cash posted as collateral to the broker for swap contract was $207,654 at July 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2013.

Schedules of Investments — IQ Real Return ETF

July 31, 2013 (unaudited)

	Shares	Value

Investment Companies — 99.6%

Commodity Fund — 8.1%
PowerShares DB Gold Fund*(a)	101,159	$ 4,512,703

Intermediate-Term Treasury Bond Funds — 7.4%
iShares 3-7 Year Treasury Bond ETF	11,396	1,378,688
iShares 7-10 Year Treasury Bond ETF(a)	26,847	2,738,394

Total Intermediate-Term Treasury Bond Funds		4,117,082

Long-Term Bond Fund — 2.4%
iShares 20+ Year Treasury Bond ETF(a)	12,459	1,341,834

Real Estate Funds — 9.9%
iShares U.S. Real Estate ETF(a)	15,982	1,064,721
SPDR Dow Jones REIT ETF	6,405	489,982
Vanguard REIT ETF(a)	57,570	3,991,904

Total Real Estate Funds		5,546,607

Short-Term Treasury Bond Funds — 61.6%
iShares Short Treasury Bond ETF(a)	233,940	25,791,885
SPDR Barclays 1-3 Month T-Bill ETF*(a)	188,573	8,636,644

Total Short-Term Treasury Bond Funds		34,428,529

U.S. Large Cap Equity Funds — 10.2%
iShares Core S&P 500 ETF	117	19,834
SPDR S&P 500 ETF Trust	33,579	5,663,434

Total U.S. Large Cap Equity Funds		5,683,268

Total Investment Companies — 99.6%
(Cost $56,230,889)		55,630,023

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $235,042)	235,042	235,042

Investment of Cash Collateral For Securities Loaned — 26.6%

Money Market Fund — 26.6%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $14,863,235)	14,863,235	14,863,235

Total Investments — 126.6%
(Cost $71,329,166)		$ 70,728,300
Liabilities in Excess of Other Assets — (26.6)%		(14,882,672)
Net Assets — 100.0%		$ 55,845,628

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $14,507,891; total market value of collateral held by the Fund was $14,863,235.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.

ETF - Exchange Traded Fund

REIT  - Real Estate Investment Trust

Schedules of Investments — IQ Global Resources ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 91.9%

Australia - 9.4%
BHP Billiton Ltd.	164,947	$ 5,127,819
Fortescue Metals Group Ltd.	97,522	320,327
GrainCorp Ltd., Class A	7,228	80,241
Iluka Resources Ltd.	13,296	131,496
Newcrest Mining Ltd.	94,391	1,036,018
PanAust Ltd.	73,752	129,730
Regis Resources Ltd.*	62,506	198,580
Whitehaven Coal Ltd.(a)	248,828	438,806
Woodside Petroleum Ltd.	4,644	156,666

Total Australia		7,619,683

Canada - 16.7%
Agnico-Eagle Mines Ltd.	21,380	607,470
Alamos Gold, Inc.	16,437	241,906
Argonaut Gold, Inc.*	18,875	125,032
B2Gold Corp.*	77,416	225,911
Barrick Gold Corp.	123,705	2,045,606
Canadian Natural Resources Ltd.	6,154	190,537
Canfor Corp.*	6,661	140,406
China Gold International Resources Corp., Ltd.*	49,381	128,250
Domtar Corp. ADR	1,591	110,590
Eldorado Gold Corp.	85,955	678,075
Enbridge, Inc.	4,549	201,642
Goldcorp, Inc.	100,394	2,829,059
Husky Energy, Inc.	5,551	159,826
IAMGOLD Corp.	47,185	243,257
Imperial Oil Ltd.	4,805	205,979
Kinross Gold Corp.	142,224	738,754
New Gold, Inc.*	57,910	420,222
Norbord, Inc.	2,105	66,444
Osisko Mining Corp.*	54,180	225,563
Pan American Silver Corp.	19,021	241,081
Resolute Forest Products*	4,314	65,832
Silver Wheaton Corp.	44,476	1,021,860
Suncor Energy, Inc.	8,512	268,761
Teck Resources Ltd., Class B	18,331	429,010
TransCanada Corp.	3,988	182,050
Uranium One, Inc.*	30,365	78,567
West Fraser Timber Co., Ltd.	2,029	184,772
Westshore Terminals Investment Corp.	18,697	520,872
Yamana Gold, Inc.	89,209	931,095

Total Canada		13,508,429

Finland - 0.3%
UPM-Kymmene Oyj	25,084	279,286

France - 1.6%
GDF Suez	13,570	284,159
Suez Environnement Co.	12,215	172,821
Total SA	12,995	691,942
Veolia Environnement	12,185	163,174

Total France		1,312,096

Germany - 0.3%
Suedzucker AG*(a)	6,664	217,105

	Shares	Value

Common Stocks (continued)

Hong Kong - 1.9%
Beijing Enterprises Water Group Ltd.	181,370	$ 73,433
China Modern Dairy Holdings Ltd.*(a)	773,967	233,527
CNOOC Ltd.	256,875	463,712
Hong Kong & China Gas Co., Ltd.	55,010	141,012
Lee & Man Paper Manufacturing Ltd.	224,259	146,029
Shougang Fushan Resources Group Ltd.(a)	1,347,192	441,227

Total Hong Kong		1,498,940

Ireland - 0.4%
Kerry Group PLC, Class A	5,808	356,302

Italy - 0.6%
Eni SpA	20,920	461,403

Japan - 2.6%
Ajinomoto Co., Inc.	21,069	293,045
Dowa Holdings Co., Ltd.	9,307	84,785
Itoham Foods, Inc.	36,361	155,270
Maruha Nichiro Holdings, Inc.	81,365	164,624
Mitsubishi Materials Corp.	41,688	146,653
Mitsui & Co., Ltd.	10,333	138,152
Nippon Meat Packers, Inc.	32,063	492,249
Nippon Paper Industries Co., Ltd.	5,996	87,055
Nisshin Seifun Group, Inc.	8,085	93,382
Nissin Foods Holdings Co., Ltd.	3,457	136,902
Sumitomo Metal Mining Co., Ltd.	17,392	226,341
Toyo Suisan Kaisha Ltd.	3,335	103,927

Total Japan		2,122,385

Netherlands - 2.6%
D.E. Master Blenders 1753 N.V.*	19,412	319,625
Nutreco NV(a)	11,163	524,727
Royal Dutch Shell PLC, Class A	36,736	1,248,522

Total Netherlands		2,092,874

New Zealand - 0.3%
Fletcher Building Ltd.	31,511	203,910

Norway - 0.8%
Norsk Hydro ASA	64,704	274,065
Statoil ASA	18,328	396,060

Total Norway		670,125

Singapore - 1.6%
Golden Agri-Resources Ltd.	418,182	172,335
Olam International Ltd.(a)	77,853	103,584
People's Food Holdings Ltd.	183,454	151,204
Sakari Resources Ltd.	240,456	349,184
Wilmar International Ltd.	208,345	515,159

Total Singapore		1,291,466

Spain - 0.4%
Ebro Foods SA	5,074	109,384
Repsol SA	7,778	185,801

Total Spain		295,185

Sweden - 5.3%
Boliden AB	8,698	122,700

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Sweden - 5.3% (continued)
Holmen AB, B Shares	4,001	$ 115,637
Sandvik AB	318,969	4,023,775

Total Sweden		4,262,112

Switzerland - 1.2%
Aryzta AG*	2,998	184,723
Barry Callebaut AG	169	163,243
Lindt & Spruengli AG	73	285,668
Pentair Ltd.	4,864	297,093

Total Switzerland		930,727

United Kingdom - 10.3%
Anglo American PLC	44,129	941,977
Antofagasta PLC	31,218	417,433
Associated British Foods PLC	25,960	765,093
BG Group PLC	19,642	353,319
BP PLC	109,748	756,296
Centrica PLC	30,133	178,621
Eurasian Natural Resources Corp.	39,164	129,259
Hochschild Mining PLC	42,671	112,951
Pennon Group PLC	8,574	90,405
Polymetal International PLC	47,525	465,805
Randgold Resources Ltd.	11,808	853,902
Rio Tinto PLC	58,431	2,617,666
Severn Trent PLC	5,713	153,563
Tate & Lyle PLC	15,167	192,919
United Utilities Group PLC	16,447	179,902
Vedanta Resources PLC	8,603	151,685

Total United Kingdom		8,360,796

United States - 35.6%
Alcoa, Inc.	33,707	267,971
Alpha Natural Resources, Inc.*	56,460	307,142
American Water Works Co., Inc.	4,240	180,963
Anadarko Petroleum Corp.	2,828	250,335
Apache Corp.	2,239	179,680
Aqua America, Inc.	3,331	112,788
Archer-Daniels-Midland Co.	21,252	775,061
Bunge Ltd.	4,694	356,791
Chevron Corp.	11,016	1,386,804
Cliffs Natural Resources, Inc.(a)	4,315	84,186
Cloud Peak Energy, Inc.*	14,942	239,520
Coeur d'Alene Mines Corp.*	11,317	151,761
ConAgra Foods, Inc.	13,067	473,156
ConocoPhillips	6,972	452,204
CONSOL Energy, Inc.	57,702	1,790,493
EOG Resources, Inc.	1,533	223,036
Exxon Mobil Corp.	25,345	2,376,094
Flowers Foods, Inc.	6,583	151,146
Flowserve Corp.	3,312	187,724
Freeport-McMoRan Copper Gold, Inc.	30,109	851,482
General Mills, Inc.	21,016	1,092,832
Halliburton Co.	5,257	237,564
Hershey Co.	7,213	684,297
Hess Corp.	1,925	143,336

	Shares	Value

Common Stocks (continued)

United States - 35.6% (continued)
Hillshire Brands Co.	3,972	$ 139,854
Hormel Foods Corp.	42,599	1,804,068
IDEX Corp.	1,930	115,125
Ingredion, Inc.	2,484	166,925
J.M. Smucker Co.	3,460	389,319
Joy Global, Inc.	26,072	1,290,564
KapStone Paper And Packaging Corp.	2,161	95,192
Kellogg Co.	11,725	776,664
Kinder Morgan, Inc.	5,879	221,991
Louisiana-Pacific Corp.*	6,390	103,901
Marathon Oil Corp.	3,973	144,458
MeadWestvaco Corp.	8,148	301,069
Mondelez International, Inc., Class A	57,986	1,813,222
National Oilwell Varco, Inc.	2,449	171,846
Newmont Mining Corp.	63,512	1,905,360
Occidental Petroleum Corp.	4,545	404,732
Peabody Energy Corp.	67,789	1,122,586
Phillips 66	3,500	215,250
Royal Gold, Inc.	8,007	413,882
Schlumberger Ltd.	7,558	614,692
Seaboard Corp.	184	518,880
Smithfield Foods, Inc.*	22,101	733,753
Southern Copper Corp.	26,614	693,827
Tyson Foods, Inc., Class A	56,555	1,562,049
Xylem, Inc.	4,423	110,264

Total United States		28,785,839
Total Common Stocks - 91.9%
(Cost $80,422,902)		74,268,663

Short-Term Investment - 7.2%

Money Market Fund - 7.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $5,847,240)	5,847,240	5,847,240

Investment of Cash Collateral For Securities Loaned - 2.1%
Money Market Fund - 2.1%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $1,721,037)	1,721,037	1,721,037

Total Investments - 101.2%
(Cost $87,991,179)		$ 81,836,940
Liabilities in Excess of Other Assets - (1.2)%(d)		(991,843)
Net Assets - 100.0%		$ 80,845,097

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2013 (unaudited)

		% of
Industry	Value	Net Assets
Precious Metals	$ 15,971,131	19.7%
Energy	14,127,708	17.5
Industrial Metals	13,097,249	16.2
Grains Food Fiber	10,911,903	13.5
Coal	10,082,943	12.5
Money Market Funds	7,568,276	9.4
Livestock	6,340,352	7.8
Water	1,837,257	2.3
Timber	1,900,121	2.3
Total Investments	$ 81,836,940	101.2
Liabilities in Excess of Other Assets(a)	(991,843)	(1.2)
Total Net Assets	$ 80,845,097	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,419,417; total market value of collateral held by the Fund was $1,721,037.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on future contracts.

ADR - American Depositary Receipt

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2013 (unaudited)

Open futures contracts outstanding at July 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2013	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	September 2013	(94)	$(7,664,659)	$(7,898,350)	$(233,691)
Mini MSCI EAFE Index Future	Morgan Stanley	September 2013	(91)	(7,616,164)	(7,841,015)	(224,851)
						$(458,542)

Cash posted as collateral to broker for futures contracts was $702,100 at July 31, 2013.

Schedules of Investments — IQ Merger Arbitrage ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks — 76.5%

Basic Materials — 2.9%
Buckeye Technologies, Inc.	7,236	$ 269,324
Dole Food Co., Inc.*	10,685	137,836
Rainy River Resources Ltd.*	25,347	90,732

Total Basic Materials		497,892

Consumer Cyclicals — 11.7%
Ameristar Casinos, Inc.	12,073	319,572
Arbitron, Inc.	5,139	236,189
Cooper Tire & Rubber Co.	12,267	411,435
Lender Processing Services, Inc.	10,454	341,637
OfficeMax, Inc.	13,269	151,134
rue21, inc.*	4,350	181,743
Stewart Enterprises, Inc., Class A	10,151	133,384
WMS Industries, Inc.*	8,977	231,158

Total Consumer Cyclicals		2,006,252

Consumer Staples — 16.0%
Belo Corp., Class A	10,049	143,299
D.E. Master Blenders 1753 N.V.*	29,941	492,989
GrainCorp Ltd., Class A	41,396	459,556
Kabel Deutschland Holding AG	7,315	823,487
Smithfield Foods, Inc.*	24,428	811,010

Total Consumer Staples		2,730,341

Energy — 1.1%
Berry Petroleum Co., Class A	4,702	190,666

Financials — 5.0%
CapLease, Inc., REIT	22,659	192,148
Colonial Properties Trust, REIT	12,576	304,465
CommonWealth REIT	13,117	302,609
MPG Office Trust, Inc., REIT*	16,108	50,418

Total Financials		849,640

Health Care — 16.8%
CML Healthcare, Inc.	19,279	199,532
Life Technologies Corp.*	23,821	1,777,046
Vanguard Health Systems, Inc.*	13,101	273,942
Warner Chilcott PLC, Class A	28,694	611,469

Total Health Care		2,861,989

Technology — 14.1%
BMC Software, Inc.*	17,339	797,074
Compuware Corp.	13,461	152,648
Dell, Inc.	84,615	1,072,072
Intermec, Inc.*	10,500	104,265
Keynote Systems, Inc.	5,700	113,601
STEC, Inc.*	24,790	167,828

Total Technology		2,407,488

Transportation — 3.8%
US Airways Group, Inc.*(a)	33,409	646,464

Utilities — 5.1%
China Resources Gas Group Ltd.	40,345	100,819

	Shares	Value

Common Stocks (continued)

Utilities (continued)
NV Energy, Inc.	32,530	$ 768,684

Total Utilities		869,503

Total Common Stocks— 76.5%
(Cost $12,944,252)		13,060,235

Short-Term Investment —18.0%

Money Market Fund — 18.0%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $3,064,185)	3,064,185	3,064,185

Investment of Cash Collateral For Securities Loaned — 2.8%

Money Market Fund — 2.8%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $481,386)	481,386	481,386

Total Investments — 97.3%
(Cost $16,489,823)		$ 16,605,806
Other Assets in Excess of Liabilities — 2.7%(d)		462,389
Net Assets — 100.0%		$ 17,068,195

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $471,637; total market value of collateral held by the Fund was $481,386.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
(d)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2013 (unaudited)

Open futures contracts outstanding at July 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at July 31, 2013	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	September 2013	(11)	$(896,928)	$(924,275)	$(27,347)
Mini MSCI EAFE Index Future	Morgan Stanley	September 2013	(10)	(836,941)	(861,650)	(24,709)
						$(52,056)

Cash posted as collateral to broker for futures contracts was $79,500 at July 31, 2013.

Schedules of Investments - IQ Australia Small Cap ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks — 98.6%

Consumer Discretionary — 22.9%
Ainsworth Game Technology Ltd.	11,613	$ 37,520
Aristocrat Leisure Ltd.	44,230	172,273
Automotive Holdings Group Ltd.	15,239	51,833
Breville Group Ltd.	8,820	59,683
Cash Converters International Ltd.	27,123	28,723
David Jones Ltd.(a)	56,703	137,398
Fairfax Media Ltd.(a)	203,993	87,875
Fleetwood Corp. Ltd.(a)	5,510	19,681
Flight Centre Ltd.	5,539	225,434
G.U.D. Holdings Ltd.(a)	7,386	42,489
G8 Education Ltd.	21,550	51,831
Invocare Ltd.	11,226	117,270
JB Hi-Fi Ltd.(a)	10,447	174,200
Myer Holdings Ltd.(a)	62,089	149,334
Navitas Ltd.(a)	17,906	96,419
Pacific Brands Ltd.	97,085	71,881
Seven West Media Ltd.	62,748	120,510
Southern Cross Media Group Ltd.	51,340	67,961
STW Communications Group Ltd.	34,955	51,447
Super Retail Group Ltd.	14,795	167,566
Ten Network Holdings Ltd.*(a)	173,887	42,915
Wotif.com Holdings Ltd.(a)	11,666	51,825

Total Consumer Discretionary		2,026,068

Consumer Staples — 3.8%
Goodman Fielder Ltd.*	189,611	130,177
GrainCorp Ltd., Class A	18,870	209,485

Total Consumer Staples		339,662

Energy — 9.0%
Aquila Resources Ltd.*(a)	18,306	34,336
Aurora Oil & Gas Ltd.*	41,276	119,649
AWE Ltd.*	53,859	65,253
Beach Energy Ltd.	131,502	158,142
Buru Energy Ltd.*	20,398	31,853
Energy Resources of Australia Ltd.*	17,308	22,756
Horizon Oil Ltd.*(a)	89,686	29,378
Karoon Gas Australia Ltd.*	19,020	96,613
Paladin Energy Ltd.*	77,499	69,552
Senex Energy Ltd.*(a)	87,197	59,474
Whitehaven Coal Ltd.	61,723	108,848

Total Energy		795,854

Financials — 8.9%
Bank of Queensland Ltd.	32,679	279,201
Challenger Ltd.	46,150	176,852
FlexiGroup Ltd.	21,694	88,585
IOOF Holdings Ltd.	21,061	156,124
Magellan Financial Group Ltd.	8,348	86,906

Total Financials		787,668

Health Care — 8.3%
Acrux Ltd.	16,551	50,057
Ansell Ltd.	13,984	232,676
Mesoblast Ltd.*(a)	17,114	90,157
Primary Health Care Ltd.	51,719	235,789
Sigma Pharmaceuticals Ltd.	120,747	71,521

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Sirtex Medical Ltd.	4,901	$ 54,848

Total Health Care		735,048

Industrials — 15.0%
Ausdrill Ltd.	26,012	25,212
Boart Longyear Ltd.	48,714	22,515
Bradken Ltd.(a)	17,940	79,374
Cabcharge Australia Ltd.(a)	12,442	48,349
Cardno Ltd.(a)	13,988	68,668
Clough Ltd.	31,118	39,935
CSR Ltd.(a)	54,503	107,121
Downer EDI Ltd.	44,645	151,051
Forge Group Ltd.	8,292	32,818
GWA Group Ltd.	22,697	50,109
Mermaid Marine Australia Ltd.	22,165	78,176
Mineral Resources Ltd.	10,944	93,306
Monadelphous Group Ltd.	8,691	128,384
NRW Holdings Ltd.	29,264	25,606
SAI Global Ltd.	22,666	77,095
Skilled Group Ltd.	20,354	54,069
Transfield Services Ltd.	46,465	37,113
Transpacific Industries Group Ltd.*	91,606	70,291
UGL Ltd.(a)	17,021	111,206
Virgin Australia Holdings Ltd.*	63,257	25,830

Total Industrials		1,326,228

Information Technology — 3.0%
carsales.com Ltd.	19,759	176,440
Codan Ltd.(a)	3,757	6,457
Iress Ltd.	10,835	80,514

Total Information Technology		263,411

Materials — 21.1%
Adelaide Brighton Ltd.	46,659	137,347
Arrium Ltd.	134,831	120,399
Atlas Iron Ltd.	88,208	64,517
Beadell Resources Ltd.*	77,261	52,003
BlueScope Steel Ltd.*	60,293	290,571
CuDeco Ltd.*(a)	12,735	17,944
DuluxGroup Ltd.	37,145	148,678
Evolution Mining Ltd.*	48,185	37,622
Independence Group NL	22,229	64,636
Kingsgate Consolidated Ltd.	14,535	20,806
Lynas Corp. Ltd.*(a)	207,043	75,253
Medusa Mining Ltd.(a)	18,275	37,886
Mount Gibson Iron Ltd.	100,317	50,417
Nufarm Ltd.	17,831	72,011
OceanaGold Corp.*	24,321	38,852
OZ Minerals Ltd.	28,320	103,442
PanAust Ltd.	48,065	84,546
Perseus Mining Ltd.*	48,612	25,522
Regis Resources Ltd.*	31,638	100,513
Resolute Mining Ltd.	46,752	34,195
Sandfire Resources NL*	9,853	48,369
Sims Metal Management Ltd.	17,755	143,408
Sirius Resources NL*	16,802	39,205
Sundance Resources Ltd.*	282,042	20,503

Schedules of Investments - IQ Australia Small Cap ETF (continued)

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Western Areas Ltd.(a)	14,925	$ 41,523

Total Materials		1,870,168

Telecommunication Services — 3.2%
Amcom Telecommunications Ltd.	19,226	32,093
iiNET Ltd.	12,910	70,212
M2 Telecommunications Group Ltd.(a)	16,450	92,417
TPG Telecom Ltd.	27,214	90,121

Total Telecommunication Services		284,843

Utilities — 3.4%
Envestra Ltd.	100,730	100,344
Spark Infrastructure Group	121,781	195,087

Total Utilities		295,431

Total Common Stocks — 98.6%
(Cost $11,062,373)		8,724,381

Right — 0.0%(b)

Energy — 0.0%(b)
Horizon Oil Ltd., expiring 9/23/13*
(Cost $0)	12,812	403

Investment of Cash Collateral For Securities Loaned — 17.0%

Money Market Fund — 17.0%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $1,508,532)	1,508,532	1,508,532

Total Investments — 115.6%
(Cost $12,570,905)		$ 10,233,316
Liabilities in Excess of Other Assets — (15.6)%		(1,379,982)
Net Assets — 100.0%		$ 8,853,334

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,282,384; total market value of collateral held by the Fund was $1,508,532.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.

Schedules of Investments — IQ Canada Small Cap ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks — 98.4%

Consumer Discretionary — 2.2%
Martinrea International, Inc.	12,156	$ 141,892
RONA, Inc.	19,143	213,207

Total Consumer Discretionary		355,099

Consumer Staples — 1.4%
Jean Coutu Group (PJC), Inc., Class A	12,422	227,162

Energy — 28.9%
Advantage Oil & Gas Ltd.*	26,318	94,976
Bankers Petroleum Ltd.*	39,332	114,011
Bellatrix Exploration Ltd.*	15,441	101,383
Birchcliff Energy Ltd.*	15,298	114,283
BlackPearl Resources, Inc.*	42,594	66,291
Calfrac Well Services Ltd.	5,438	180,112
Canyon Services Group, Inc.	9,191	112,557
Crew Energy, Inc.*	18,620	95,631
Deethree Exploration Ltd.*	10,910	84,474
Denison Mines Corp.*	61,852	78,214
Ensign Energy Services, Inc.	19,882	345,597
Gran Tierra Energy, Inc.*	41,420	255,841
Ithaca Energy, Inc.*	48,839	86,462
Kelt Exploration Ltd.*	10,207	79,924
Legacy Oil + Gas, Inc.*	22,607	135,020
Lightstream Resources Ltd.	29,828	243,139
Niko Resources Ltd.*	10,391	73,077
Nuvista Energy Ltd.*	17,983	118,948
Parex Resources, Inc.*	16,122	81,390
Parkland Fuel Corp.	10,847	181,056
Petrominerales Ltd.	12,901	70,149
Poseidon Concepts Corp.	13,377	3,513
Precision Drilling Corp.	43,693	444,984
Raging River Exploration, Inc.*	21,442	101,365
RMP Energy, Inc.*	16,189	70,390
Secure Energy Services, Inc.	15,596	212,993
Sprott Resource Corp.	15,490	53,338
TransGlobe Energy Corp.*	10,678	71,149
Trican Well Service Ltd.	23,151	340,492
Trinidad Drilling Ltd.	18,994	173,303
Uranium One, Inc.*(a)	73,696	190,683
Whitecap Resources, Inc.	22,348	239,990

Total Energy		4,614,735

Financials — 6.7%
AGF Management Ltd., Class B	10,943	127,733
Canaccord Financial, Inc.	13,015	81,403
Element Financial Corp.*	19,275	238,488
Industrial Alliance Insurance and Financial Services, Inc.	15,486	622,423

Total Financials		1,070,047

Health Care — 1.5%
CML Healthcare, Inc.	14,265	147,638
Extendicare, Inc.	13,467	89,863

Total Health Care		237,501

Industrials — 14.3%
Aecon Group, Inc.	8,583	99,017
Air Canada, Class B*	30,669	65,034
CAE, Inc.	40,905	465,530

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Chorus Aviation, Inc., Class B	16,358	$ 32,301
Horizon North Logistics, Inc.	14,741	96,930
Progressive Waste Solutions Ltd.	17,223	412,963
Russel Metals, Inc.	9,597	238,887
Superior Plus Corp.	19,623	231,342
TransForce, Inc.	12,722	262,719
WestJet Airlines Ltd.	18,011	384,730

Total Industrials		2,289,453

Information Technology — 0.4%
Wi-LAN, Inc.	18,783	67,601

Materials — 34.1%
Ainsworth Lumber Co., Ltd.*	16,949	56,054
Alacer Gold Corp.	36,088	85,301
Alamos Gold, Inc.	20,069	295,359
Argonaut Gold, Inc.*	23,221	153,820
AuRico Gold, Inc.	39,106	180,305
B2Gold Corp.*	96,403	281,318
Canexus Corp.	21,102	175,089
Canfor Corp.*	13,262	279,546
Capstone Mining Corp.*	53,674	101,287
Centerra Gold, Inc.	25,232	111,673
China Gold International Resources Corp., Ltd.*	38,217	99,255
Continental Gold Ltd.*	16,413	64,978
Detour Gold Corp.*	18,515	183,700
Dominion Diamond Corp.*	12,536	177,178
Dundee Precious Metals, Inc.*	14,957	74,200
Endeavour Mining Corp.*	64,672	42,777
Endeavour Silver Corp.*	15,608	61,943
First Majestic Silver Corp.*	17,782	231,951
Fortuna Silver Mines, Inc.*	19,798	69,136
Gabriel Resources Ltd.*	33,803	53,267
HudBay Minerals, Inc.	27,297	183,741
IAMGOLD Corp.	58,924	303,776
International Forest Products Ltd., Class A*	8,282	91,114
Intertape Polymer Group, Inc.	8,505	99,772
Ivanplats Ltd., Class A*	57,173	80,639
Major Drilling Group International, Inc.	12,534	85,222
Nevsun Resources Ltd.	30,965	104,216
NovaGold Resources, Inc.*	36,710	106,411
Osisko Mining Corp.*	68,615	285,660
Pan American Silver Corp.	23,691	300,271
Premier Gold Mines Ltd.*	22,977	48,053
Primero Mining Corp.*	13,197	63,414
Rio Alto Mining Ltd.*	25,529	54,135
Rubicon Minerals Corp.*	43,613	57,695
Sandstorm Gold Ltd.*	13,947	79,228
SEMAFO, Inc.	43,145	75,962
Sherritt International Corp.	46,707	178,550
Silvercorp Metals, Inc.	26,225	81,375
Tahoe Resources, Inc.*	12,995	196,432
Thompson Creek Metals Co., Inc.*	22,795	68,293
Torex Gold Resources, Inc.*	96,037	123,310

Total Materials		5,445,406

Metals & Mining — 1.2%
Pretium Resources, Inc.*	11,707	98,389

Schedules of Investments — IQ Canada Small Cap ETF (continued)

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks (continued)

Metals & Mining (continued)
Silver Standard Resources, Inc.*	12,774	$ 97,912

Total Metals & Mining		196,301

Oil, Gas & Consumable Fuels — 3.1%
Gibson Energy, Inc.	19,012	437,736
Twin Butte Energy Ltd.(a)	38,302	61,846

Total Oil, Gas & Consumable Fuels		499,582

Telecommunication Services — 2.1%
Manitoba Telecom Services, Inc.	10,161	337,728

Utilities — 2.5%
Algonquin Power & Utilities Corp.	24,396	165,638
Atlantic Power Corp.(a)	18,948	80,912
Just Energy Group, Inc.(a)	21,543	152,554

Total Utilities		399,104

Total Common Stocks— 98.4%
(Cost $20,714,507)		15,739,719

Investment of Cash Collateral For Securities Loaned — 1.4%

Money Market Fund — 1.4%
BNY Mellon Overnight Government Fund, 0.08%(b)
(Cost $228,917)	228,917	228,917

Total Investments — 99.8%
(Cost $20,943,424)		$ 15,968,636
Other Assets in Excess of Liabilities — 0.2%		28,311
Net Assets — 100.0%		$ 15,996,947

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $216,791; total market value of collateral held by the Fund was $228,917.
(b)	Rate shown reflects the 1-day yield at July 31, 2013.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 98.6%

Australia - 6.4%
GrainCorp Ltd.	149,803	$ 1,663,032
Nufarm Ltd.	141,559	571,690

Total Australia		2,234,722

China - 7.7%
China Bluechemical Ltd., Class H	1,436,771	663,238
China Minzhong Food Corp., Ltd.*(a)	362,231	299,975
China Modern Dairy Holdings Ltd.*	2,382,960	719,004
First Tractor Co., Ltd., Class H(a)	347,135	205,004
People's Food Holdings Ltd.	522,288	430,474
Shenguan Holdings Group Ltd.	944,742	402,000

Total China		2,719,695

Hong Kong - 7.8%
Asian Citrus Holdings Ltd.	638,542	209,956
China Agri-Industries Holdings Ltd.	1,750,106	812,392
China Foods Ltd.(a)	625,432	245,968
China Yurun Food Group Ltd.*	1,109,719	776,983
Global Bio-chem Technology Group Co., Ltd.*	1,652,943	140,670
Sinofert Holdings Ltd.	1,522,016	237,467
Yashili International Holdings Ltd.	731,426	328,207

Total Hong Kong		2,751,643

Indonesia - 3.1%
Bumitama Agri Ltd.	245,230	175,171
PT Japfa Comfeed Indonesia Tbk	3,911,792	464,353
PT Malindo Feedmill Tbk	598,730	182,051
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,387,270	260,155

Total Indonesia		1,081,730

Ireland - 5.5%
Glanbia PLC	148,447	1,941,587

Japan - 27.8%
Fuji Oil Co., Ltd.	37,811	630,856
House Foods Corp.	50,536	809,254
Iseki & Co., Ltd.(a)	127,863	439,405
Itoham Foods, Inc.	85,487	365,051
J-Oil Mills, Inc.	65,108	196,605
Kewpie Corp.	79,041	1,212,677
Kumiai Chemical Industry Co., Ltd.	30,044	178,391
Mitsui Sugar Co., Ltd.	61,169	197,771
Miyoshi Oil & Fat Co. Ltd.	47,263	68,236
Morinaga Milk Industry Co., Ltd.	131,595	379,980
Nihon Nohyaku Co., Ltd.	33,260	329,371
Nippon Flour Mills Co., Ltd.	89,357	463,343
Nippon Meat Packers, Inc.	118,366	1,817,220
Nisshin Oillio Group Ltd.	67,360	239,703
Nisshin Seifun Group, Inc.	129,306	1,493,484
NOF Corp.	112,686	678,258
Prima Meat Packers Ltd.	87,200	168,451
Yamatane Corp.(a)	63,677	112,004

Total Japan		9,780,060

	Shares	Value

Common Stocks (continued)

Luxembourg - 1.2%
Adecoagro SA ADR*	62,573	$ 409,853

Netherlands - 11.7%
CSM NV(a)	57,929	1,323,811
Nutreco NV(a)	59,628	2,802,867

Total Netherlands		4,126,678

New Zealand - 0.5%
A2 Corp. Ltd.*	323,908	172,736

Singapore - 2.3%
First Resources Ltd.	412,107	543,459
Indofood Agri Resources Ltd.(a)	354,990	246,608

Total Singapore		790,067

Spain - 3.9%
Ebro Foods SA	63,985	1,379,366

Thailand - 0.8%
GFPT PCL*	382,713	113,102
Thai Vegetable Oil PCL	263,448	157,395

Total Thailand		270,497

United Kingdom - 4.5%
Dairy Crest Group PLC	116,637	901,820
Devro PLC	141,752	671,572

Total United Kingdom		1,573,392

United States - 15.4%
American Vanguard Corp.	21,372	527,675
Chiquita Brands International, Inc.*	37,005	447,021
CVR Partners LP	29,128	645,185
Dole Food Co., Inc.*	46,139	595,193
Lindsay Corp.	10,843	814,309
Toro Co.	48,565	2,393,283

Total United States		5,422,666
Total Common Stocks - 98.6%
(Cost $36,885,360)		34,654,692

Short-Term Investment - 1.3%

Money Market Fund - 1.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $445,377)	445,377	445,377

Investment of Cash Collateral For Securities Loaned - 15.6%
Money Market Fund - 15.6%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $5,495,055)	5,495,055	5,495,055

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2013 (unaudited)

Value

Total Investments - 115.5%
(Cost $42,825,792)	$ 40,595,124
Liabilities in Excess of Other Assets - (15.5)%	(5,456,911)
Net Assets - 100.0%	$ 35,138,213

IQ Global Agribusiness Small Cap ETF

		% of
Industry	Value	Net Assets
Crop Production and Farming	$ 15,544,208	44.2%
Money Market Fund	5,940,432	16.9
Livestock Operations	5,935,789	16.9
Agricultural Supplies and Logistics	5,406,871	15.4
Agricultural Chemicals	3,507,887	10.0
Agricultural Machinery	3,037,692	8.6
Biofuels	1,222,245	3.5
Total Investments	$ 40,595,124	115.5
Liabilities in Excess of Other Assets	(5,456,911)	(15.5)
Total Net Assets	$ 35,138,213	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,075,230; total market value of collateral held by the Fund was $5,495,055.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.
ADR	- American Depositary Receipt
LP	- Limited Partnership
PCL	- Public Company Limited

Schedules of Investments — IQ Global Oil Small Cap ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks - 98.7%

Australia - 4.3%
Caltex Australia Ltd.	4,406	$ 73,982
Horizon Oil Ltd.*(a)	26,711	8,750

Total Australia		82,732

Bermuda - 0.3%
Archer Ltd.*	6,412	5,150

Canada - 10.0%
Bankers Petroleum Ltd.*	8,117	23,529
Canyon Services Group, Inc.	1,881	23,036
Ensign Energy Services, Inc.	4,090	71,094
Horizon North Logistics, Inc.	3,032	19,937
Ithaca Energy, Inc.*	10,047	17,787
Southern Pacific Resource Corp.*	12,884	4,386
Sunshine Oilsands Ltd.*	56,811	10,988
TAG Oil Ltd.*	1,821	6,784
Twin Butte Energy Ltd.	7,971	12,871

Total Canada		190,412

China - 1.4%
Shandong Molong Petroleum Machinery Co. Ltd., Class H	8,307	2,431
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	75,918	23,396

Total China		25,827

Colombia - 0.8%
Petrominerales Ltd.	2,654	14,431

Finland - 3.0%
Neste Oil OYJ	3,998	57,812

France - 2.4%
Etablissements Maurel et Prom	2,799	45,622

Ireland - 0.6%
Providence Resources PLC*	1,774	10,785

Italy - 1.3%
ERG SpA	1,581	15,325
Saras SpA*	7,442	9,057

Total Italy		24,382

Japan - 8.1%
Cosmo Oil Co., Ltd.*	15,248	28,216
Showa Shell Sekiyu K.K.	4,930	45,313
Tonengeneral Sekiyu K.K.	8,318	80,174

Total Japan		153,703

Netherlands - 11.1%
Core Laboratories NV ADR	1,414	211,534

Norway - 3.7%
Det Norske Oljeselskap ASA*	2,179	31,870
DNO International ASA*	18,133	39,093

Total Norway		70,963

Philippines - 0.9%
Petron Corp.	51,970	16,968

Russia - 0.6%
Alliance Oil Co., Ltd.*(a)	1,823	11,952

	Shares	Value

Common Stocks (continued)

Singapore - 0.1%
Kreuz Holdings Ltd.	4,722	$ 2,817

Thailand - 7.1%
Bangchak Petroleum PCL	26,756	29,491
Esso Thailand PCL	35,810	7,951
IRPC PCL	335,513	34,087
Thai Oil PCL	32,196	62,746

Total Thailand		134,275

United Arab Emirates - 3.6%
Dragon Oil PLC	7,378	69,350

United Kingdom - 2.4%
Rockhopper Exploration PLC*	8,812	17,534
Salamander Energy PLC*	7,882	14,268
Xcite Energy Ltd.*	8,412	12,976

Total United Kingdom		44,778

United States - 37.0%
Alon USA Energy, Inc.	730	9,972
Bonanza Creek Energy, Inc.*	1,228	50,029
BPZ Resources, Inc.*	3,248	7,828
CVR Energy, Inc.	2,832	133,642
Gulfport Energy Corp.*	2,494	132,681
Harvest Natural Resources, Inc.*(a)	1,234	5,084
Key Energy Services, Inc.*	4,826	30,597
Kodiak Oil & Gas Corp.*	8,474	82,282
Northern Tier Energy LP	1,465	36,845
Ocean Rig UDW, Inc.*	1,516	25,787
PetroQuest Energy, Inc.*	1,833	8,248
Pioneer Energy Services Corp.*	1,994	13,519
Stone Energy Corp.*	1,563	38,075
Synergy Resources Corp.*	1,711	13,260
Tesoro Logistics LP	948	50,709
VAALCO Energy, Inc.*	1,798	11,147
Western Refining, Inc.(a)	1,783	53,722

Total United States		703,427
Total Common Stocks - 98.7%
(Cost $2,198,800)		1,876,920

Right - 0.0%(b)

Canada - 0.0%(b)
Horizon Oil Ltd.*
(Cost $0)	3,815	120

Investment of Cash Collateral For Securities Loaned - 4.2%
Money Market Fund - 4.2%
BNY Mellon Overnight Government Fund 0.08%(c)
(Cost $80,035)	80,035	80,035

Total Investments - 102.9%
(Cost $2,278,835)		$ 1,957,075
Liabilities in Excess of Other Assets - (2.9)%		(54,708)
Net Assets - 100.0%		$ 1,902,367

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

July 31, 2013 (unaudited)

		% of
Industry	Value	Net Assets
Exploration & Production	$ 725,006	38.1%
Refining & Marketing	695,303	36.6
Equipment, Services & Drilling	456,731	24.0
Money Market Fund	80,035	4.2
Total Investments	$ 1,957,075	102.9
Liabilities in Excess of Other Assets	(54,708)	(2.9)
Total Net Assets	$ 1,902,367	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $74,998; total market value of collateral held by the Fund was $80,035.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.

ADR	- American Depositary Receipt
K.K.	- Kabushiki Kaisha
LP	- Limited Partnership
PCL	- Public Company Limited

Schedules of Investments — IQ US Real Estate Small Cap ETF

July 31, 2013 (unaudited)

	Shares	Value

Common Stocks — 98.8%

Diversified REITs — 8.8%
CapLease, Inc.	72,649	$ 616,063
Cousins Properties, Inc.	90,290	925,472
Investors Real Estate Trust	84,484	729,942
Kennedy-Wilson Holdings, Inc.	43,427	742,602
Redwood Trust, Inc.(a)	68,280	1,156,663
Resource Capital Corp.	104,909	696,596

Total Diversified REITs		4,867,338

Hotel REITs — 10.5%
Ashford Hospitality Trust, Inc.	52,100	608,007
FelCor Lodging Trust, Inc.*	93,699	565,942
Hersha Hospitality Trust	164,087	963,191
Pebblebrook Hotel Trust	51,526	1,373,168
Summit Hotel Properties, Inc.	54,257	549,081
Sunstone Hotel Investors, Inc.*	135,473	1,753,021

Total Hotel REITs		5,812,410

Mortgage REITs — 25.4%
AG Mortgage Investment Trust, Inc.	23,213	421,084
Anworth Mortgage Asset Corp.	120,788	587,030
Apollo Commercial Real Estate Finance, Inc.	31,045	497,651
Arbor Realty Trust, Inc.	27,303	205,865
ARMOUR Residential REIT, Inc.(a)	314,359	1,402,041
Colony Financial, Inc.	53,743	1,089,908
Dynex Capital, Inc.	43,223	415,373
Gramercy Property Trust, Inc.*	40,253	191,202
Invesco Mortgage Capital	114,835	1,886,739
iStar Financial, Inc.*(a)	66,229	752,361
New Residential Investment Corp.	213,025	1,412,356
New York Mortgage Trust, Inc.(a)	53,450	344,218
Newcastle Investment Corp.	211,643	1,227,529
NorthStar Realty Finance Corp.	167,987	1,646,273
PennyMac Mortgage Investment Trust	48,973	1,081,324
RAIT Financial Trust	58,731	444,006
Western Asset Mortgage Capital Corp.(a)	20,516	344,464
ZAIS Financial Corp.(a)	5,859	100,540

Total Mortgage REITs		14,049,964

Office REITs — 21.5%
Brandywine Realty Trust	131,024	1,826,475
CommonWealth REIT	100,245	2,312,652
First Industrial Realty Trust, Inc.	88,535	1,448,433
First Potomac Realty Trust	47,720	647,560
Franklin Street Properties Corp.	61,877	823,583
Government Properties Income Trust	46,354	1,171,366
Hudson Pacific Properties, Inc.	46,817	1,015,929
Lexington Realty Trust	162,562	2,038,527
Parkway Properties, Inc.	36,359	636,282

Total Office REITs		11,920,807

Residential REITs — 3.7%
Associated Estates Realty Corp.(a)	40,928	625,380
Education Realty Trust, Inc.	96,177	906,949
Silver Bay Realty Trust Corp.(a)	31,444	505,934

Total Residential REITs		2,038,263

	Shares	Value

Common Stocks (continued)

Retail REITs — 14.2%
Acadia Realty Trust	46,199	$ 1,191,010
Cedar Realty Trust, Inc.	55,146	305,509
Glimcher Realty Trust	120,044	1,349,295
Inland Real Estate Corp.	76,574	787,946
Kite Realty Group Trust	76,479	441,284
Pennsylvania Real Estate Investment Trust	53,816	1,113,991
Ramco-Gershenson Properties Trust	49,516	767,003
Retail Opportunity Investments Corp.	54,741	749,952
Spirit Realty Capital, Inc.	126,884	1,158,451

Total Retail REITs		7,864,441

Specialized REITs — 14.7%
Aviv REIT, Inc.	12,909	321,434
Campus Crest Communities, Inc.	54,155	614,659
CubeSmart	103,099	1,670,204
CyrusOne, Inc.	15,511	315,649
DCT Industrial Trust, Inc.	245,001	1,839,957
Medical Properties Trust, Inc.	125,040	1,825,584
Sabra Health Care REIT, Inc.	30,731	806,381
STAG Industrial, Inc.	34,960	724,721

Total Specialized REITs		8,118,589

Total Common Stocks — 98.8%
(Cost $55,899,231)		54,671,812

Short-Term Investment — 1.1%

Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $638,748)	638,748	638,748

Investment of Cash Collateral For Securities Loaned — 7.2%

Money Market Fund — 7.2%
BNY Mellon Overnight Government Fund, 0.08%(c)
(Cost $3,993,052)	3,993,052	3,993,052

Total Investments — 107.1%
(Cost $60,531,031)		$ 59,303,612
Liabilities in Excess of Other Assets — (7.1)%		(3,946,357)
Net Assets — 100.0%		$ 55,357,255

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,813,992; total market value of collateral held by the Fund was $3,993,052.
(b)	Rate shown reflects the 7-day yield at July 31, 2013.
(c)	Rate shown reflects the 1-day yield at July 31, 2013.

REITs — Real Estate Investment Trusts

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2013 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$385,165,360	$—	$—	$385,165,360
Other Financial Instruments**	75,871	—	—	75,871
Short-Term Investments	119,338,806	—	—	119,338,806
Total	$504,580,037	$—	$—	$504,580,037

IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$33,481,755	$—	$—	$33,481,755
Other Financial Instruments**	9,607			9,607
Short-Term Investments	11,483,076	—	—	11,483,076
Total	$44,974,438	$—	$—	$44,974,438

IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$17,426,296	$—	$—	$17,426,296
Short-Term Investments	2,473,791	—	—	2,473,791
Total	$19,900,087	$—	$—	$19,900,087
Liabilities
Other Financial Instruments**	(17,963)	—	—	(17,963)
Total	$(17,963)	$—	$—	$(17,963)

IQ Real Return ETF
Assets
Investment Companies*	$55,630,023	$—	$—	$55,630,023
Short-Term Investments	15,098,277	—	—	15,098,277
Total	$70,728,300	$—	$—	$70,728,300

IQ Global Resources ETF
Assets
Common Stocks†	$73,919,479	$349,184	$—	$74,268,663
Short-Term Investments	7,568,277	—	—	7,568,277
Total	$81,487,756	$349,184	$—	$81,836,940
Liabilities
Other Financial Instruments**	(458,542)	—	—	(458,542)
Total	$(458,542)	$—	$—	$(458,542)

IQ Merger Arbitrage ETF
Assets
Common Stocks*	$13,060,235		$—	$13,060,235
Short-Term Investments	3,545,571	—	—	3,545,571
Total	16,605,806	—	—	16,605,806
Liabilities
Other Financial Instruments**	(52,056)	—	—	(52,056)
Total	$(52,056)	$—	$—	$(52,056)

IQ Australia Small Cap ETF
Assets
Common Stocks*	$8,643,867	$80,514	$—	$8,724,381
Right		403		403
Short-Term Investments	1,508,532		—	1,508,532
Total	$10,152,399	$80,917	$—	$10,233,316

IQ Canada Small Cap ETF
Assets
Common Stocks*	$15,736,206	$3,513	$—	$15,739,719
Short-Term Investments	228,917	—	—	228,917
Total	$15,965,123	$3,513	$—	$15,968,636

IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$34,654,692	$—	$—	$34,654,692
Short-Term Investments	5,940,432	—	—	5,940,432
Total	$40,595,124	$—	$—	$40,595,124

IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$1,876,920	$—	$—	$1,876,920
Right		120		120
Short-Term Investments	80,035	—	—	80,035
Total	$1,956,955	$120	$—	$1,957,075

IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$54,671,812	$—	$—	$54,671,812
Short-Term Investments	4,631,800	—	—	4,631,800
Total	$59,303,612	$—	$—	$59,303,612

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.

†	Please refer to the Schedule of Investments to view securities segregated by country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended July 31, 2013.

Fund	Transfers from Level 1 to Level 2[1]
IQ Australia Small Cap ETF	$ 141,444
[1] Transfers from Level 1 to Level 2 are as a result of the unavailablity of a quoted price in an active market

The cost basis of investments for Federal income tax purposes at July 31, 2013 was as follows (unaudited)*:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	503,675,443	7,492,945	(6,664,222)	828,723
IQ Hedge Macro Tracker ETF	45,923,206	605,957	(1,564,332)	(958,375)
IQ Hedge Market Neutral Tracker ETF	20,130,893	24,617	(255,423)	(230,806)
IQ Real Return ETF	71,476,991	916,157	(1,664,848)	(748,691)
IQ Global Resources ETF	88,190,675	2,765,414	(9,119,149)	(6,353,735)
IQ Merger Arbitrage ETF	16,486,624	312,192	(193,010)	119,182
IQ Australia Small Cap ETF	12,714,005	1,006,634	(3,487,323)	(2,480,689)
IQ Canada Small Cap ETF	21,216,945	1,360,864	(6,609,173)	(5,248,309)
IQ Global Agribusiness Small Cap ETF	42,996,806	3,450,852	(5,852,534)	(2,401,682)
IQ Global Oil Small Cap ETF	2,295,651	113,572	(452,148)	(338,576)
IQ US Real Estate Small Cap ETF	60,555,872	2,258,826	(3,511,086)	(1,252,260)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date 9/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date 9/16/13

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date 9/16/13

* Print the name and title of each signing officer under his or her signature.